Cash Flow Reconciliations - Reconciliation of equity offering arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows
Proceeds from equity offerings	$ 36,000
Equity related costs	(15)	$ (894)
Net proceeds from (payments for) equity offerings in the period	35,985	(894)
Non-cash items
Equity related costs	(1,099)	406
Net proceeds from (payments for) equity offerings in the period	(1,099)	406
Total
Proceeds from equity offerings	36,000
Equity related costs	(1,114)	(488)
Net proceeds from (payments for) equity offerings in the period	$ 34,886	$ (488)